Employee Benefit Expenses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 Member Employees	Dec. 31, 2019 Employees	Dec. 31, 2018 Employees
Disclosure Of Employee Benefit Expenses [line items]
Percentage of increase in staff headcount	6.30%
Number of employees | Employees	92	107	96
Executives Committee
Disclosure Of Employee Benefit Expenses [line items]
Number of employees	6
Services Agreement
Disclosure Of Employee Benefit Expenses [line items]
Number of employees	3